Accounts receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Trade accounts receivable	$ 10,136	$ 9,678
Other accounts receivable	80	1,087
Accounts receivable	$ 10,216	$ 10,765